Debentures - Summary of detailed information on debentures outstanding (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)	Sep. 30, 2020 unit	Dec. 31, 2019 BRL (R$)	May 15, 2019 BRL (R$)
Disclosure of detailed information about borrowings [abstract]
Principal	R$ 400,000		R$ 800,000	R$ 800
Interest	25,091		47,127
Payments	(25,124)		(11,897)
Repurchase	(64,717)		0
Book value	335,250		835,230
Current	204,731		435,230
Non-current	R$ 130,519		R$ 400,000
Units repurchased | unit		65,611